Table of Contents

  1 Letter to Shareholders
  3 Statements of Assets and Liabilities
  4 Statements of Operations
  5 Statements of Changes in Net Assets
  6 Portfolios of Investments
 19 Notes to Financial Statements
 26 Financial Highlights
 28 Report of Independent Public Accountants

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, FIRST CHICAGO NBD CORPORATION OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE. PEGASUS FUNDS
(800) 688-3350

INVESTMENT ADVISER
First Chicago NBD Investment Management Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0334

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                                Pegasus Funds  I

Dear Shareholder:

INVESTMENT YEAR IN REVIEW
It appears that the U.S. economy is experiencing an almost ideal combination of continued growth, tame inflation, and strong employment. U.S. Federal Reserve
(Fed) policy makers left the benchmark Federal Funds (Fed Funds) rate unchanged for most of 1997. The Fed last raised the Fed Funds rate from 5.25% to 5.50% on March 25, 1997, as large gains in gross domestic product were reported for the fourth quarter of 1996 (4.3%) and the first quarter of 1997 (4.9%). The Fed worried that the strong economy would lead to increasing inflation. The economy did remain strong for the rest of 1997, but excessive inflation did not appear. For the year, inflation as measured by the consumer price index (CPI), was only 1.7%. The U.S. economy is enjoying some of the lowest inflation in more than a decade. Except for 1986, when the collapse of oil prices led to a drop in the CPI, inflation has not been so low since the 1960s.

Employment also remains strong. December's unemployment rate came in at 4.7%, which followed November's 4.6%, the lowest in 24 years. The economy of 1997 has caused many economists to re-think the traditional teaching that tight labor markets almost certainly result in higher wages which in turn result in higher prices as the wage increases are passed on to the consumer. However, wages are rising. There are worker shortages in many industries and companies are increasing compensation to retain and attract employees. And because of this, the Fed will most certainly keep a watchful eye on wage pressures.

MUNICIPAL MONEY MARKET REVIEW
For much of the first part of 1997, the short-term tax-exempt market saw excessive cash inflows with tax-free money funds at a record level of $150 billion in assets by the end of the first quarter. The Fed Funds increase in March led many longer-term investors toward a more cautionary position by shifting assets from the capital markets to the cash markets. By mid-April, the positive cash flows which had been present for much of the early stages of the year finally reversed as income-tax related redemptions caused tax-free assets to fall by nearly $7 billion or almost 5%.

The second half of the year was supply driven with 83% ($37.4 billion) of total 1997 new issuances coming to market. This was a welcome source of relief for fund managers as they deployed some of their excess liquidity into longer-term notes. The combination of heavy supply and investor interest in the surging equity market resulted in upward pressure on short-term tax-exempt interest rates, resulting in a sharply inverted yield curve at year end. We expect the curve to return to normal in the beginning of the year.

INTEREST RATE OUTLOOK
It appears that the Fed will hold a steady course until the problems in Asia are resolved in the upcoming months. Some have talked of deflation, but this seems unlikely as our domestic economy remains robust. U.S. Treasury yields have been pushed down by a "flight to quality" causing the short-end of the yield curve to invert. As the Asian problems are sorted out, the short-end of the curve should become positively sloped again. It looks like 1998 will be similar to 1997 with short-term interest rates generally holding relatively steady in both the taxable and tax-exempt markets.

Sincerely,

LOGO
George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

                      [THIS PAGE INTENTIONALLY LEFT BLANK]





2  Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

--------------------------------------------------------------------------------

                                           TREASURY     MUNICIPAL    MICHIGAN MUNICIPAL
                           MONEY MARKET  MONEY MARKET  MONEY MARKET     MONEY MARKET
                               FUND          FUND          FUND             FUND
                          -------------------------------------------------------------
ASSETS:
Investment in securi-
ties:
 At cost                  $2,179,962,259 $977,377,992  $726,864,739     $103,727,142
---------------------------------------------------------------------------------------
 At amortized cost        $2,182,925,547 $978,067,127  $726,598,012     $103,416,678
Cash                             804,947        2,164        48,062           25,267
Interest receivable           21,265,978    4,967,107     4,664,194          874,320
Prepaids and other               480,685           --            --           27,936
---------------------------------------------------------------------------------------
 TOTAL ASSETS              2,205,477,157  983,036,398   731,310,268      104,344,201
---------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares re-
deemed                         7,975,314           --        30,000               --
Accrued administration
fees                             291,613      120,054        98,130           13,610
Shareholder services
fees payable                     203,619       49,917        44,602            6,610
Accrued investment advi-
sory fees                        549,721      240,107       196,259           27,220
Accrued transfer agent
fees                              85,625       10,325         7,491               81
Accrued custodial fees             2,969        4,028         5,157              239
Dividends payable              4,336,196    2,823,688     1,537,037          206,829
Other payables and ac-
crued expenses                        --       65,587        72,447               --
---------------------------------------------------------------------------------------
 TOTAL LIABILITIES            13,445,057    3,313,706     1,991,123          254,589
---------------------------------------------------------------------------------------
 NET ASSETS               $2,192,032,100 $979,722,692  $729,319,145     $104,089,612
---------------------------------------------------------------------------------------
NET ASSET VALUE AND RE-
DEMPTION PRICE PER
SHARE:
CLASS A SHARES:
Net assets                $  973,820,802 $234,049,808  $204,526,632     $ 29,201,826
Capital shares               973,818,008  234,066,536   204,580,757       29,202,390
---------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $         1.00 $       1.00  $       1.00     $       1.00
---------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets                $      338,263 $         --  $         --     $         --
Capital shares                   338,263           --            --               --
---------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $         1.00 $         --  $         --     $         --
---------------------------------------------------------------------------------------
CLASS I SHARES:
Net assets                $1,217,873,035 $745,672,884  $524,792,513     $ 74,887,786
Capital shares             1,217,873,035  745,672,884   524,794,138       74,888,209
---------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $         1.00 $       1.00  $       1.00     $       1.00
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Capital shares (unlim-
ited number of shares
authorized, par value
$.10 per share)           $  219,202,931 $ 97,973,942  $ 72,937,490     $ 10,409,060
Additional paid-in capi-
tal                        1,972,826,375  881,765,478   656,437,405       93,681,539
Accumulated undistrib-
uted net realized gains
(losses)                           2,794      (16,728)      (55,750)            (987)
---------------------------------------------------------------------------------------
 TOTAL NET ASSETS         $2,192,032,100 $979,722,692  $729,319,145     $104,089,612
---------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                                Pegasus Funds  3

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                         TREASURY    MUNICIPAL    MICHIGAN MUNICIPAL
                         MONEY MARKET  MONEY MARKET MONEY MARKET     MONEY MARKET
                             FUND          FUND         FUND             FUND
                         -----------------------------------------------------------
INVESTMENT INCOME        $137,212,807  $58,855,781  $31,246,988       $4,688,142
------------------------------------------------------------------------------------
EXPENSES:
 Investment advisory
 fees                       6,818,663    2,939,704    2,544,532          379,957
 Administration fees        3,641,198    1,602,847    1,272,266          189,978
 Transfer and dividend
 disbursement agent fees    1,204,507       77,320       73,570           13,499
 Shareholder service
 fees (Class A shares)      2,074,770      473,261      463,609          143,515
 Shareholder service
 fees (Class B shares)            994           --           --               --
 12b-1 fees (Class B
 shares)                        2,984           --           --               --
 Professional fees            105,908       63,738       50,471           37,115
 Custodial fees                36,857       12,828       38,829            8,024
 Registration, filing
 fees and other expenses      211,196      122,469       66,465           49,295
 Less: Expense reim-
 bursement                    (46,475)          --           --          (44,602)
------------------------------------------------------------------------------------
 NET EXPENSES              14,050,602    5,292,167    4,509,742          776,781
------------------------------------------------------------------------------------
NET INVESTMENT INCOME     123,162,205   53,563,614   26,737,246        3,911,361
------------------------------------------------------------------------------------
NET REALIZED LOSSES ON
INVESTMENTS                        --           --       (2,098)              --
------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
SETS FROM OPERATIONS     $123,162,205  $53,563,614  $26,735,148       $3,911,361
------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

4  Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      TREASURY
                            MONEY MARKET                            MONEY MARKET
                                FUND                                    FUND
                   ------------------------------------------------------------------------------
                     Year Ended       Year Ended            Year Ended        Year Ended
                    Dec. 31, 1997    Dec. 31, 1996         Dec. 31, 1997    Dec. 31, 1996
                   ------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment
 income            $   123,162,205  $   101,190,560       $    53,563,614  $     66,048,537
 Net realized
 gains (losses)
 on investments                 --            2,794                    --              (743)
-------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations            123,162,205      101,193,354            53,563,614        66,047,794
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME (NOTE 2):
 Class A shares        (40,816,984)     (39,714,946)           (9,126,231)      (15,961,445)
 Class B shares            (15,474)          (1,519)(/1/)              --                --
 Class I shares        (82,329,747)     (61,474,095)(/2/)     (44,437,383)      (50,087,092)(/2/)
-------------------------------------------------------------------------------------------------
 Total distribu-
 tions to share-
 holders              (123,162,205)    (101,190,560)          (53,563,614)      (66,048,537)
-------------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold         9,687,488,060   14,864,047,666         4,728,247,544    14,570,699,743
 Proceeds from
 shares issued in
 connection with
 merger                         --      401,052,532                    --       441,805,139
 Net asset value
 of shares issued
 in reinvestment
 of distributions
 to shareholders        59,792,177       34,746,272            13,617,762        10,667,035
-------------------------------------------------------------------------------------------------
                     9,747,280,237   15,299,846,470         4,741,865,306    15,023,171,917
 Less: payments
 for shares re-
 deemed             (9,999,101,019) (14,495,691,196)       (5,032,144,249)  (14,680,865,041)
-------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets from
 capital share
 transactions         (251,820,782)     804,155,274          (290,278,943)      342,306,876
-------------------------------------------------------------------------------------------------
NET INCREASE (DE-
CREASE) IN NET
ASSETS                (251,820,782)     804,158,068          (290,278,943)      342,306,133
NET ASSETS:
 Beginning of
 year                2,443,852,882    1,639,694,814         1,270,001,635       927,695,502
-------------------------------------------------------------------------------------------------
 End of year       $ 2,192,032,100  $ 2,443,852,882       $   979,722,692  $  1,270,001,635
-------------------------------------------------------------------------------------------------
                              MUNICIPAL                       MICHIGAN MUNICIPAL
                            MONEY MARKET                         MONEY MARKET
                                FUND                                 FUND
                   -------------------------------------------------------------------
                     Year Ended       Year Ended           Year Ended     Year Ended
                    Dec. 31, 1997    Dec. 31, 1996        Dec. 31, 1997  Dec. 31, 1996
                   -------------------------------------------------------------------
FROM OPERATIONS:
 Net investment
 income            $    26,737,246  $    20,832,980       $   3,911,361  $   3,849,942
 Net realized
 gains (losses)
 on investments             (2,098)              --                  --           (987)
-------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations             26,735,148       20,832,980           3,911,361      3,848,955
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME (NOTE 2):
 Class A shares         (5,495,113)      (6,597,625)         (1,691,184)    (2,516,627)
 Class B shares                 --               --                  --             --
 Class I shares        (21,242,133)     (14,235,355)(/2/)    (2,220,177)    (1,333,315)(/2/)
-------------------------------------------------------------------------------------------------
 Total distribu-
 tions to share-
 holders               (26,737,246)     (20,832,980)         (3,911,361)    (3,849,942)
-------------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold         2,227,511,937    3,285,400,405         385,607,333    360,970,978
 Proceeds from
 shares issued in
 connection with
 merger                         --      281,427,973                  --             --
 Net asset value
 of shares issued
 in reinvestment
 of distributions
 to shareholders         6,014,147        4,167,474           1,688,415      2,226,403
-------------------------------------------------------------------------------------------------
                     2,233,526,084    3,570,995,852         387,295,748    363,197,381
 Less: payments
 for shares re-
 deemed             (2,318,368,395)  (3,321,245,774)       (404,815,670)  (363,643,802)
-------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets from
 capital share
 transactions          (84,842,311)     249,750,078         (17,519,922)      (446,421)
-------------------------------------------------------------------------------------------------
NET INCREASE (DE-
CREASE) IN NET
ASSETS                 (84,844,409)     249,750,078         (17,519,922)      (447,408)
NET ASSETS:
 Beginning of
 year                  814,163,554      564,413,476         121,609,534    122,056,942
-------------------------------------------------------------------------------------------------
 End of year       $   729,319,145  $   814,163,554       $ 104,089,612  $ 121,609,534
-------------------------------------------------------------------------------------------------

(1) For the period September 14, 1996 (initial offering date of Class B Shares) through December 31, 1996.
(2) For the period of March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

                       See Notes to Financial Statements.

                                                                Pegasus Funds  5

PEGASUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                                      COST
                     DESCRIPTION                      FACE AMOUNT   (NOTE 2)
                     -----------                      -----------   ---------
TEMPORARY CASH INVESTMENTS -- 4.90%
 Paccar Leasing Master Note, 5.93%, 1/2/98...........  15,000,000    15,000,000
 Salomon Brothers, Revolving Repurchase Agreement,
  6.625%, 1/2/98 (secured by various U.S. Treasury
  Notes with maturities ranging from 7/15/98 through
  2/28/02 at various interest rates ranging from
  5.75% to 8.25%, all held at Chase Bank)............  15,000,000    15,000,000
 Smith Barney, Inc., Revolving Repurchase Agreement,
  6.75%, 1/2/98 (secured by various U.S. Treasury &
  Agency Obligations with maturities ranging from
  7/31/98 through 12/15/07 at various interest rates
  ranging from 0.00% to 9.00%, all held at The Bank
  of New York).......................................  77,000,000    77,000,000
                                                                  -------------
                                                                    107,000,000
                                                                  -------------
COMMERCIAL PAPER -- 30.34%
 Akzo Funding Corp., 5.72%, 4/6/98...................  10,000,000     9,849,056
 Apreco, Inc., 5.85%, 2/17/98........................  20,000,000    19,847,250
 Banca Serfin S.A., 5.65%, 8/31/98...................  30,000,000    28,860,583
 Barton Capital Corp., 5.95%, 2/10/98................   9,700,000     9,635,872
 Block Financial Corp., 5.70%, 1/30/98...............  10,000,000     9,954,083
 BTR Dunlop Finance, 5.72%, 2/18/98..................  25,000,000    24,809,333
 Calicia Funding Corp., 5.75%, 3/4/98................  16,000,000    15,841,556
 Centre Square Funding Corp.:
   5.62%, 1/5/98.....................................  18,000,000    17,988,760
   6.00%, 2/20/98....................................  28,168,000    27,933,267
 Centric Capital Corp., 5.71%, 9/2/98................  13,000,000    12,496,886
 Commission Federal De Electricidad, 5.75%, 2/26/98..  10,000,000     9,910,556
 Compass Securitization, Inc., 6.35%, 1/15/98........  15,000,000    14,962,958
 Dairy Investments LTD.:
   5.70%, 2/18/98....................................  25,000,000    24,810,000
   5.75%, 3/17/98....................................  10,000,000     9,880,208
 Equipment Intermediation Partnership:
   5.80%, 1/7/98.....................................  12,000,000    11,988,400
   5.93%, 1/8/98.....................................  16,000,000    15,981,551
 Explorer Pipeline Co.:
   5.75%, 1/20/98....................................  13,000,000    12,960,549
   5.75%, 3/12/98....................................   7,000,000     6,921,736
 Greenwich Funding Corp., 5.90%, 1/20/98.............  10,000,000     9,966,750
 Market Street Funding, 6.20%, 1/9/98................  20,000,000    19,972,444
 Matson Navigation, 6.75%, 1/8/98....................  12,000,000    11,984,250
 Mont Blanc Capital Corp., 5.85%, 1/20/98............  10,000,000     9,969,125
 National Power, 5.75%, 3/5/98.......................  14,000,000    13,859,125
 Pacific Dunlop Limited:
   5.75%, 3/9/98.....................................  20,000,000    19,785,972
   5.75%, 3/10/98....................................   5,000,000     4,945,694
 Pearson, Inc., 5.90%, 1/8/98........................  14,000,000    13,983,939
 PHH Corporation, 6.75%, 1/2/98......................  75,000,000    74,985,937
 Pooled Accounts Receivable Cap., 5.77%, 3/18/98.....  35,000,000    34,573,661

                       See Notes to Financial Statements.

6  Pegasus Funds

PEGASUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                                      COST
                     DESCRIPTION                      FACE AMOUNT   (NOTE 2)
                     -----------                      -----------   ---------
 Prudential Funding, Inc., 5.75%, 4/2/98............. $15,000,000 $  14,783,117
 Rexam Plc., 5.75%, 1/29/98..........................  15,000,000    14,932,917
 Special Purpose Account Receivable Coop Corp.:
   6.03%, 1/30/98....................................  15,000,000    14,927,137
   5.75%, 2/12/98....................................  27,000,000    26,818,875
 Sun Belt Dix, Inc.:
   5.55%, 1/13/98....................................   7,651,000     7,636,846
   5.78%, 1/15/98....................................  14,000,000    13,968,531
 TI Group, Inc.
   5.58%, 1/12/98....................................  10,000,000     9,982,950
   5.55%, 1/23/98....................................   5,000,000     4,983,042
   5.73%, 6/10/98....................................  17,000,000    16,567,067
 Triple A One Funding Corp., 5.93%, 1/6/98...........  24,000,000    23,980,233
 Windmill Funding Corp., 5.90%, 1/8/98...............  15,000,000    14,982,792
                                                                  -------------
                                                                    662,223,008
                                                                  -------------
BANKERS ACCEPTANCE NOTES -- 0.92%:
 LaSalle National Bank, 5.93%, 3/10/98...............  20,000,000    20,000,000
                                                                  -------------
CORPORATE NOTES -- 22.72%
 Allstate Life Insurance Co., 5.87%, 3/1/98*.........  10,000,000    10,000,000
 Beta Finance Corp., Medium Term Note, 5.82%,
  1/28/98............................................  22,000,000    22,000,000
 CIT Group Holdings, 6.75%, 4/30/98..................  10,000,000    10,016,734
 Commonwealth Life Insurance Co., 5.86%, 3/1/98*.....   5,000,000     5,000,000
 CSA Funding (A/R), Series C, 6.34%, 3/31/98.........  24,000,000    24,000,000
 GE Engine Receivables Trust, (A/R), 6.34%, 2/14/00..  26,811,485    26,811,485
 General American Life Funding Agr., 5.85%, 1/30/98..  35,500,000    35,500,000
 Key Auto Finance, 5.835%, 1/5/99....................  40,000,000    40,000,000
 Morgan Guaranty Trust Co.:
   5.965%, 6/22/98...................................  17,000,000    16,997,279
   5.93%, 8/31/98....................................  20,000,000    20,007,729
 Peoples Security Life Insurance Co., 5.86%, 3/1/98*.  10,000,000    10,000,000
 Sigma Finance, Medium Term Note:
   5.84%, 8/4/98.....................................  20,000,000    20,000,000
   5.95%, 10/20/98...................................  15,000,000    15,000,000
 SunAmerica Life Insurance Co., 5.83%, 1/7/98*.......  14,000,000    14,000,000
 SunAmerica Life Insurance Co., 5.79%, 3/1/98*.......  25,000,000    25,000,000
 Transamerica Life Insurance & Annuity Co., Funding
  Agreement, (A/R),
   5.85%, 12/9/02*...................................  50,000,000    50,000,000
 Travelers Life Ins Co., Funding Agreement
   5.91%, 11/6/98*...................................  25,000,000    25,000,000
 Wachovia Bank, Medium Term Note, 5.895%, 10/2/98....  10,000,000     9,994,570
 Wheels Inc., Master Note, (A/R), 6.05%, 8/15/98.....  75,000,000    75,000,000
 Wilmington Trust Co.:
   Amtrak 93-A, (A/R), 1/1/11........................   8,592,429     8,592,429
   Amtrak 93-I, (A/R), 1/1/11........................  10,101,919    10,101,919
   Amtrak 93-B, (A/R), 1/1/13........................  22,977,508    22,977,508
                                                                  -------------
                                                                    495,999,653
                                                                  -------------

                       See Notes to Financial Statements.

                                                                Pegasus Funds  7

PEGASUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                                      COST
                    DESCRIPTION                     FACE AMOUNT     (NOTE 2)
                    -----------                     -----------    ---------
CERTIFICATES OF DEPOSIT -- 20.63%
 Amro Bank, 5.98%, 3/19/98......................... $ 15,000,000 $   14,999,395
 Banque Nationale De Paris:
   5.75%, 2/26/98..................................   23,000,000     22,998,310
   5.815%, 10/5/98.................................   15,500,000     15,485,292
 Bayerische Wechsel Bank, 5.94%, 10/22/98..........   20,000,000     19,990,762
 Canadian Imperial Bank of Commerce:
   5.685%, 3/2/98..................................   15,000,000     14,996,814
   5.95%, 6/29/98..................................   16,500,000     16,494,589
   5.94%, 10/21/98.................................   18,000,000     17,991,714
 Commerzbank AG:
   5.89%, 7/9/98...................................   27,000,000     27,000,437
   5.94%, 10/23/98.................................   14,000,000     13,993,511
 Deutsche Bank:
   6.26%, 4/15/98..................................   20,000,000     19,997,828
   5.80%, 8/5/98...................................   22,000,000     21,993,770
 Generale Bank, 6.015%, 12/16/98...................   38,500,000     38,505,278
 Landesbank Hessen Thuringen, 5.94%, 6/19/98.......   13,000,000     12,996,548
 Norddeutsche Landesbank Girozentrale, 5.9175%
  10/21/98.........................................   26,000,000     25,989,525
 Rabobank Nederland NV, 6.05%, 3/27/98.............   15,000,000     14,997,332
 Royal Bank of Canada, 5.955%, 8/13/98.............   14,000,000     13,996,305
 Societe Generale:
   5.80%, 1/13/98..................................   15,000,000     14,999,700
   6.21%, 5/6/98...................................   20,000,000     19,998,040
   5.945%, 8/28/98.................................   19,000,000     18,993,460
   5.92%, 10/21/98.................................   20,000,000     19,990,792
 Swiss Bank Corp., 5.88%, 11/19/98.................   32,000,000     31,994,599
 Toronto Dominion Bank, 5.74%, 1/7/98..............   27,000,000     27,000,000
 Westpac Banking Corp., 5.97%, 3/24/98.............    5,000,000      4,998,885
                                                                 --------------
                                                                    450,402,886
                                                                 --------------
TIME DEPOSITS -- 20.49%
 Bank Austria AG, 9.00% 01/2/98....................   50,000,000     50,000,000
 Bank Brussel Lambert, 6.625%, 1/2/98..............  100,000,000    100,000,000
 Citibank N.A., 4.50%, 1/2/98......................    9,550,000      9,550,000
 Istituto Bancario San Paolo, 6.875%, 1/2/98.......   50,000,000     50,000,000
 Key Bank N.A., 6.75%, 1/2/98......................   25,000,000     25,000,000
 PNC Bank, 6.50%, 1/2/98...........................   23,000,000     23,000,000
 Suntrust Bank, 6.75%, 1/2/98......................   47,000,000     47,000,000
 Union Bank of Switzerland, 8.50%, 1/2/98..........   80,000,000     80,000,000
 Wachovia Bank of North Carolina, 4.50%, 1/2/98....   62,750,000     62,750,000
                                                                 --------------
                                                                    447,300,000
                                                                 --------------
TOTAL INVESTMENTS..................................              $2,182,925,547
                                                                 ==============

A/R -- Adjustable Rate
* -- Restricted Security (See Note 7)

                       See Notes to Financial Statements.

8  Pegasus Funds

PEGASUS TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                                      COST
                    DESCRIPTION                      FACE AMOUNT    (NOTE 2)
                    -----------                      -----------   ---------
TEMPORARY CASH INVESTMENTS -- 86.72%
 Aubrey Lanston Revolving Repurchase Agreement,
  6.50%, 1/2/98 (secured by various U.S. Treasury
  Obligations with maturities ranging from 1/2/98
  through 2/15/07 at various interest rates ranging
  from 0.00% to 11.875%, all held at Chase Bank).... $ 43,000,000 $ 43,000,000
 Barclays Inc., Revolving Repurchase Agreement,
  6.60%, 1/2/98 (secured by various U.S. Treasury
  Notes with maturities ranging from 8/31/99 through
  11/15/00 at various interest rates ranging from
  5.875% to 8.50%, all held at The Bank of New
  York).............................................   43,000,000   43,000,000
 Bear Stearns & Co., Inc., Revolving Repurchase
  Agreement, 6.50%, 1/2/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  8/15/98 through 11/15/07 at various interest rates
  ranging from 0.00% to 8.00%, all held at Custodial
  Trust Company)....................................  176,000,000  176,000,000
 Donaldson Lufkin, Inc., Revolving Repurchase
  Agreement, 6.53%, 1/2/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  4/2/98 through 2/15/07 at various interest rates
  ranging from 0.00% to 11.625%, all held at The
  Bank of New York).................................   43,000,000   43,000,000
 Credit Suisse First Boston, Revolving Repurchase
  Agreement, 6.25%, 1/2/98 (secured by U.S. Treasury
  Notes maturing 1/31/99 at an interest rate of
  5.00%, all held at Chase Bank)....................   11,000,000   11,000,000
 First Union Capital Markets , Revolving Repurchase
  Agreement, 6.625%, 1/2/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  1/2/98 through 3/31/99 at various interest rates
  ranging from 0.00% to 6.25%, all held at Bankers
  Trust Company)....................................  151,000,000  151,000,000
 Goldman Sachs Agency, Revolving Repurchase
  Agreement, 6.50%, 1/2/98 (secured by U.S. Treasury
  Notes maturing 11/15/00 at an interest rate of
  5.75%, all held at The Bank of New York)..........   43,000,000   43,000,000
 Greenwich Capital Markets, Inc., Revolving
  Repurchase Agreement, 6.60%, 1/2/98 (secured by
  various U.S. Treasury Obligations with maturities
  ranging from 5/15/98 through 2/15/05 all at an
  interest rate of 0.00% , all held at Chase Bank)..   43,000,000   43,000,000
 H.S.B.C. Treasury, Revolving Repurchase Agreement,
  6.625%, 1/2/98 (secured by U.S. Treasury Notes
  maturing 8/31/00 at an interest rate of 6.25%, all
  held at Chase Bank)...............................   43,000,000   43,000,000
 London Global, Revolving Repurchase Agreement,
  6.60%, 1/2/98 (secured by various U.S. Treasury
  Obligations with maturities ranging from 2/28/98
  through 5/15/99 at various interest rates ranging
  from 0.00% to 6.375%, all held at Bankers Trust
  Company)..........................................   25,170,000   25,170,000
 Morgan Stanley Government Collateralized, Revolving
  Repurchase Agreement, 6.13%, 1/2/98 (secured by
  various U.S. Treasury Notes with maturities
  ranging from 8/15/99 through 12/31/99 at various
  interest rates ranging from 7.75% to 8.00%, all
  held at The Bank of New York).....................   10,000,000   10,000,000
 Nomura Securities Intl., Revolving Repurchase
  Agreement, 6.625%, 1/2/98 (secured by various U.S.
  Treasury Notes with maturities ranging from
  11/15/98 through 5/15/04 at various interest rates
  ranging from 5.50% to 7.25%, all held at The Bank
  of New York)......................................   43,000,000   43,000,000

                       See Notes to Financial Statements.

                                                                Pegasus Funds  9

PEGASUS TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                                       COST
                     DESCRIPTION                      FACE AMOUNT    (NOTE 2)
                     -----------                      -----------   ---------
 NationsBank Capital Markets, Inc., Revolving
  Repurchase Agreement, 6.625%, 1/2/98 (secured by
  various U.S. Treasury Obligations with maturities
  ranging from 2/15/02 through 8/15/07 at various
  interest rates ranging from 3.375% to 9.375%, all
  held at Chase Bank)................................ $131,000,000 $131,000,000
 Salomon Brothers, Inc., Revolving Repurchase
  Agreement, 6.625%,, 1/2/98 (secured by various U.S.
  Treasury Notes with maturities ranging from 7/15/98
  through 2/28/02 at various interest rates ranging
  from 5.75% to 8.25%, all held at Chase Bank).......   43,000,000   43,000,000
                                                                   ------------
                                                                    848,170,000
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS -- 13.28%
 U.S. Treasury Securities:
  U.S. Treasury Bills:
   5.285%, 01/8/98...................................   20,000,000   19,979,496
  U.S. Treasury Notes:
   7.875%, 04/15/98..................................   20,000,000   20,101,364
   6.125%, 05/15/98..................................   20,000,000   20,025,775
   6.250%, 07/31/98..................................   20,000,000   20,064,558
   4.750%, 09/30/98..................................   10,000,000    9,928,024
   5.125%, 11/30/98..................................   40,000,000   39,797,910
                                                                   ------------
                                                                    129,897,127
                                                                   ------------
TOTAL INVESTMENTS....................................              $978,067,127
                                                                   ============



                       See Notes to Financial Statements.

10  Pegasus Funds

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
ALABAMA -- 1.82%
Chatom Air Pollution Control, IDR,
 2/13/98.............................  Aa 3      3.75%  $ 8,400,000 $  8,400,000
Decatur Industrial Development
 Revenue, AMT, 1/1/27................  VMIG 1    3.80%    4,800,000    4,800,000
                                                                    ------------
                                                                      13,200,000
                                                                    ------------
ARIZONA -- 0.62%
Chandler IDR-Parsons Municipal
 Services, 12/15/09..................  A 1+      4.05%    4,500,000    4,500,000
                                                                    ------------
DELAWARE -- 3.19%
Delaware State Economic Development,
 AMT, 8/1/29.........................  A 1+      3.75%   23,200,000   23,200,000
                                                                    ------------
DISTRICT OF COLUMBIA -- 4.67%........
District of Columbia General
 Obligation, 9/30/98.................  VMIG 1    3.85%    8,800,000    8,800,000
District of Columbia, TRAN, Series B,
 9/30/98.............................  MIG 1     4.50%   12,000,000   12,054,161
District of Columbia, TRAN, Series C,
 9/30/98.............................  MIG 1     5.00%    9,500,000    9,578,731
District of Columbia American
 University, 10/1/15.................  VMIG 1    3.85%    3,500,000    3,500,000
                                                                    ------------
                                                                      33,932,892
                                                                    ------------
FLORIDA -- 3.31%
Sarasota Co. Public Hospital, CP,
 1/23/98.............................  VMIG 1    3.65%    9,060,000    9,060,000
St. Lucie Co. Pollution Control
 Revenue, CP, 4/8/98.................  VMIG 1    3.75%   15,000,000   15,000,000
                                                                    ------------
                                                                      24,060,000
                                                                    ------------
GEORGIA -- 4.54%
Burke County Pollution Control, CP,
 5/28/98.............................  Aaa       3.80%   17,000,000   17,000,000
Fayette County IDR, Shinsei Corp.
 Project, 8/15/07....................  VMIG 1    4.15%    7,000,000    7,000,000
Georgia Municipal Gas, AMT, 1/1/08...  A 1+      3.65%    4,000,000    4,000,000
Macon-Bibb County Hospital Revenue,
 8/1/18..............................  Aa 3      4.20%    5,000,000    5,000,000
                                                                    ------------
                                                                      33,000,000
                                                                    ------------
IDAHO -- 1.73%
Idaho State Revenue, TAN, 6/30/98....  MIG 1    4.625%   12,500,000   12,544,130
                                                                    ------------
ILLINOIS -- 5.10%
Carol Stream Multifamily Revenue,
 AMT, 3/15/27........................  A 1+      4.10%    5,000,000    5,000,000
Cook County General Obligation,
 12/1/01.............................  VMIG 1    3.65%    2,700,000    2,700,000
Illinois Development Authority
 Environment, 5/1/32.................  A 1+      3.85%   14,325,000   14,325,000
Illinois Development Authority
 Revenue, MBIA, 11/15/27.............  VMIG 1    4.00%   15,000,000   15,000,000
                                                                    ------------
                                                                      37,025,000
                                                                    ------------
INDIANA -- 3.30%
Burns Harbor, IDR, AMT, 3/1/16.......  ** N/R    4.25%    9,000,000    9,000,000
Indiana DFA Solid Waste, CP, 2/20/98.  P 1       3.80%   15,000,000   15,000,000
                                                                    ------------
                                                                      24,000,000
                                                                    ------------
IOWA -- 2.99%
Iowa Finance Authority Revenue,
 6/1/19..............................  A 1       4.30%   15,760,000   15,760,000
Iowa Finance Authority, Solid Waste
 Disposal, AMT, 2/1/32...............  A 1+      5.10%    6,000,000    6,000,000
                                                                    ------------
                                                                      21,760,000
                                                                    ------------

                       See Notes to Financial Statements.

                                                               Pegasus Funds  11

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
KANSAS -- 0.76%
Butler County Solid Waste Disposal,
 AMT, 8/1/24.........................  A 1      5.15%   $ 5,500,000 $  5,500,000
                                                                    ------------
KENTUCKY -- 6.61%
Clark County Pollution Control
 Revenue, 4/15/98....................  VMIG 1   3.70%     2,000,000    2,000,000
Henderson Co. Solid Waste Disposal
 Rev, AMT, 3/1/15....................  VMIG 1   3.75%     9,000,000    9,000,000
Kentucky Asset/Liability, TRAN,
 Series A, 6/25/98...................  MIG 1    4.50%    17,000,000   17,051,000
Kentucky Economic Development
 Authority Hospital Facilities,
 8/15/31.............................  A 1+     3.65%    20,000,000   20,000,000
                                                                    ------------
                                                                      48,051,000
                                                                    ------------
LOUISIANA -- 2.70%
Lake Charles Harbor Revenue, AMT,
 9/1/12..............................  P 1      5.10%     2,700,000    2,700,000
Plaquemines Parish, Environmental
 Rev, AMT, 10/1/24...................  P 1      5.10%     6,900,000    6,900,000
Plaquemines Parish, Environmental
 Rev, AMT, 5/1/25....................  P 1      5.10%     2,100,000    2,100,000
South Lousiana Port Revenue, AMT,
 1/1/27..............................  VMIG 1   3.95%     6,900,000    6,900,000
St. Charles, Pollution Control
 Revenue, AMT, 11/1/21...............  VMIG 1   5.10%     1,000,000    1,000,000
                                                                    ------------
                                                                      19,600,000
                                                                    ------------
MICHIGAN -- 7.43%
Dearborn Economic Development Corp.
 Revenue, 3/1/25.....................  A 1      3.70%     1,000,000    1,000,000
Grand Rapids Water Supply Revenue,
 1/1/20..............................  VMIG 1   3.55%     5,450,000    5,450,000
Ingham County Economic Development,
 CP, Limited Obligation Revenue
 4/1/22..............................  A 1+     4.00%     2,470,000    2,470,000
Jackson Co. Economic Development
 Corp., Limited Obligation Revenue,
 6/1/17..............................  **N/R    4.30%     5,000,000    5,000,000
Kalamazoo EDC, Limited Obligation,
 5/15/27.............................  A 1+     3.95%     1,000,000    1,000,000
Kent Hospital Finance Authority
 Revenue, Series A, 01/15/20.........  VMIG 1   3.65%     1,100,000    1,100,000
Meridian Limited Obligation, EDC,
 11/15/14............................  A 1+     4.05%       600,000      600,000
Michigan State Hospital Finance
 Authority, 6/1/01...................  VMIG 1   3.65%     1,700,000    1,700,000
Michigan State Hospital Finance
 Authority, 11/1/11..................  VMIG 1   3.65%    12,400,000   12,400,000
Michigan State Hospital Finance
 Authority, 8/15/15..................  VMIG 1   3.70%     1,000,000    1,000,000
Michigan State Hospital Finance
 Authority Revenue, Series A,
 12/1/23.............................  VMIG 1   3.80%     3,600,000    3,600,000
Michigan State Housing Development
 Authority Revenue, Series B,
 12/1/07.............................  VMIG 1   3.65%     2,900,000    2,900,000
Michigan State Housing Development
 Authority Rental Revenue, Series B,
 4/1/19..............................  VMIG 1   3.70%     2,300,000    2,300,000
Michigan State Strategic Fund,
 Saginaw Products Corporation, AMT,
 9/1/17..............................  **N/R    4.30%       200,000      200,000
Michigan State Strategic Fund Limited
 Obligation Revenue, AMT, 12/1/22....  **N/R    4.30%     1,050,000    1,050,000
Michigan State Strategic Fund Limited
 Obligation, Petoskey Plastics, Inc.,
 AMT, 8/1/16.........................  **N/R    4.30%     5,000,000    5,000,000
Royal Oak Hospital Finance Authority
 Revenue, 1/1/03.....................  VMIG 1   4.85%     2,200,000    2,200,000
Wayne Charter Co. Airport Revenue,
 AMT, 12/1/16........................  VMIG 1   3.75%     5,000,000    5,000,000
                                                                    ------------
                                                                      53,970,000
                                                                    ------------

                       See Notes to Financial Statements.

12  Pegasus Funds

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                              INTEREST                 COST
            DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
            -----------               ------- -------- -----------  ---------
MINNESOTA -- 2.38%
Hennepin County, Series C, 12/1/02..  VMIG 1   4.05%   $ 2,600,000 $  2,600,000
Minneapolis Convention Center Sales
 Revenue, 12/1/17...................  A 1+     4.15%     2,300,000    2,300,000
Minneapolis Revenue, Series B,
 12/1/07............................  VMIG 1   4.05%     4,900,000    4,900,000
Minnesota State Higher Education
 Facilities Authority Revenue,
 Series 3-L2, VRDB, 11/1/12.........  VMIG 1   4.05%     6,100,000    6,100,000
Rochester General Obligation, Series
 A, 11/1/99.........................  **N/R    4.10%     1,400,000    1,400,000
                                                                   ------------
                                                                     17,300,000
                                                                   ------------
MISSOURI -- 1.79%
Missouri State Development Finance
 Board, 12/1/98.....................  Aa 3     3.80%     8,000,000    8,000,000
Missouri State Health & Educational
 Facilities Authority, Series B,
 VRDB, 6/1/22.......................  Aaa      3.70%     5,000,000    5,000,000
                                                                   ------------
                                                                     13,000,000
                                                                   ------------
NEBRASKA -- 2.13%
Nebraska Investment Finance
 Authority Revenue, Series C, AMT,
 7/1/98.............................  A 1+     3.95%    15,500,000   15,500,000
                                                                   ------------
NEVADA -- 1.35%
Clark County, IDR, Series A, AMT,
 10/1/30............................  A 1+     3.95%     4,800,000    4,800,000
Washoe County Water Facilities
 Revenue, AMT, 12/1/20..............  P 1      5.10%     5,000,000    5,000,000
                                                                   ------------
                                                                      9,800,000
                                                                   ------------
NEW HAMPSHIRE -- 1.38%
New Hampshire State Business Finance
 Revenue, AMT, 5/1/21...............  VMIG 1   3.80%    10,000,000   10,000,000
                                                                   ------------
NEW MEXICO -- 5.80%
New Mexico State, TRAN, 6/30/98.....  MIG 1    4.50%    42,000,000   42,129,631
                                                                   ------------
NEW YORK -- 1.62%
New York City General Obligation,
 Series F-3, 2/15/13................  VMIG 1   3.65%       800,000      800,000
New York State Energy Development
 Revenue, 12/1/98...................  Aaa      3.80%    11,000,000   11,000,000
                                                                   ------------
                                                                     11,800,000
                                                                   ------------
NORTH CAROLINA -- 0.68%
Raleigh Durham Airport Authority
 Revenue, 11/1/15...................  A 1+     5.00%     4,950,000    4,950,000
                                                                   ------------
OHIO -- 1.10%
Ohio State Water Development
 Authority, AMT, 5/1/98.............  P 1      4.10%     8,000,000    8,000,000
                                                                   ------------
PENNSYLVANIA -- 4.53%
Allegheny Co. IDR, VRDB, United
 Jewish Federation, 10/1/25.........  VMIG 1   4.25%     1,900,000    1,900,000
Carbon County Individual Development
 Authority, CP, AMT, 4/3/98.........  P 1      3.80%     6,000,000    6,000,000
Indiana County Individual
 Development Authority, PCR, AMT,
 6/1/27.............................  VMIG 1   3.75%    25,000,000   25,000,000
                                                                   ------------
                                                                     32,900,000
                                                                   ------------
PUERTO RICO -- 3.46%
Puerto Rico Commonwealth, TRAN,
 Series A, 7/30/98..................  MIG 1    4.50%    25,000,000   25,105,659
                                                                   ------------

                       See Notes to Financial Statements.

                                                               Pegasus Funds  13

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                               INTEREST    FACE        COST
             DESCRIPTION               RATING* RATE***    AMOUNT     (NOTE 2)
             -----------               ------- --------   ------    ---------
SOUTH CAROLINA -- 1.02%
Berkley County Industrial Development
 Revenue, AMT, 4/1/27................. VMIG 1   5.10%    2,900,000 $  2,900,000
Charleston County Industrial Revenue,
 AMT, 8/1/28.......................... A 1+     5.10%    3,000,000    3,000,000
Florence County Solid Waste Disposal,
 AMT, 4/1/27.......................... A 1+     5.10%    1,500,000    1,500,000
                                                                   ------------
                                                                      7,400,000
                                                                   ------------
SOUTH DAKOTA -- 2.00%
South Dakota Housing Development
 Authority Revenue, Series C, AMT,
 3/26/98.............................. VMIG 1   3.90%    5,000,000    5,000,000
South Dakota Housing Development
 Authority Revenue, Series E, AMT,
 12/14/00............................. VMIG 1   4.35%    9,500,000    9,500,000
                                                                   ------------
                                                                     14,500,000
                                                                   ------------
TENNESSEE -- 1.38%
Oak Ridge IDR, AMT, 1/1/06............ Aa 3     4.30%   10,000,000   10,000,000
                                                                   ------------
TEXAS -- 10.75%
Austin Utilities, C/P, Series A,
 3/6/98............................... P 1      3.65%    3,670,000    3,670,000
Brazos River Authority, PCR, AMT:
 3/1/26............................... VMIG 1   5.10%   10,960,000   10,960,000
 6/1/30............................... VMIG 1   5.10%    9,200,000    9,200,000
 2/1/32............................... VMIG 1   5.10%    1,600,000    1,600,000
Gulf Coast Waste Disposal Authority
 Revenue, AMT:
 5/1/25............................... VMIG 1   5.15%    7,700,000    7,700,000
 1/1/26............................... VMIG 1   5.10%    4,500,000    4,500,000
Harris County IDR, AMT, 2/1/23........ VMIG 1   5.20%    2,400,000    2,400,000
Matagorda County Revenue, AMT,
 11/1/28.............................. VMIG 1   4.95%    2,600,000    2,600,000
North Central Health Facility
 Development, 6/1/21.................. VMIG 1   4.00%    5,600,000    5,600,000
North Central Health Facility, CP,
 2/19/98.............................. VMIG 1   3.70%    8,700,000    8,700,000
Panhandle Plan Higher Education
 Authority Revenue, Series A, AMT,
 6/1/21............................... VMIG 1   3.75%    6,000,000    6,000,000
Port of Corpus Christi Authority
 Revenue, 9/1/14...................... A 1+     3.80%    2,800,000    2,800,000
Port of Corpus Christi, IDR, 4/1/18... A 1+     3.70%    3,500,000    3,500,000
Texas Hospital Equipment Finance
 Council Revenue, 4/7/05.............. VMIG 1   3.90%    7,695,000    7,695,000
West Side Calhoun, Series C, AMT,
 4/1/31............................... Aa 2     5.10%    1,200,000    1,200,000
                                                                   ------------
                                                                     78,125,000
                                                                   ------------
UTAH -- 2.93%
Intermountain Power Agency, CP:
 3/9/98............................... VMIG 1   3.65%    9,300,000    9,300,000
 Series E, 3/16/98.................... VMIG 1   3.75%   12,000,000   12,000,000
                                                                   ------------
                                                                     21,300,000
                                                                   ------------
VERMONT -- 1.40%
Vermont Educational Health Building
 Agency Revenue, 11/1/98.............. Aa       3.85%    6,000,000    6,000,000
Vermont Student Assistance Corp.
 Revenue 1/1/04....................... VMIG 1   3.80%    4,200,000    4,200,000
                                                                   ------------
                                                                     10,200,000
                                                                   ------------

                       See Notes to Financial Statements.

14  Pegasus Funds

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                               INTEREST    FACE        COST
             DESCRIPTION               RATING* RATE***    AMOUNT     (NOTE 2)
             -----------               ------- --------   ------    ---------
VIRGINIA -- 4.49%
King George County, IDR, AMT, 3/1/27.. A 1+     5.10%    4,100,000 $  4,100,000
Peninsula Ports Authority Revenue,
 AMT, 5/1/22.......................... A 1+     5.10%   18,500,000   18,500,000
Virginia State Public School
 Authority, 4/1/98.................... Aa 2     3.60%   10,045,000   10,044,700
                                                                   ------------
                                                                     32,644,700
                                                                   ------------
WASHINGTON -- 0.15%
Port Seattle Revenue, AMT, 9/1/22..... VMIG 1   3.85%    1,100,000    1,100,000
                                                                   ------------
WYOMING -- 0.89%
Sweetwater County Environmental Rev.,
 AMT, 11/1/25......................... VMIG 1   5.25%    6,500,000    6,500,000
                                                                   ------------
TOTAL INVESTMENTS.....................                             $726,598,012
                                                                   ============

                            INVESTMENT ABBREVIATIONS

AMBAC  -- AMBAC Indemnity Corp.
AMT    -- Alternate Minimum Tax
BIGI   -- Bond Investors Guaranty Insurance Co.
CP     -- Commercial Paper
DFA    -- Development Finance Authority
EDC    -- Economic Development Corporation
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Securities Assurance Corp.
GO     -- General Obligation
HCF    -- Health Care Facilities
HR     -- Housing Revenue
HDA    -- Housing Development Authority
HFA    -- Housing Finance Authority
IDA    -- Individual Development & Export Authority
IDR    -- Industrial Development Revenue
MBIA   -- Municipal Bond Insurance Association
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
TAN    -- Tax Anticipation Note
TRAN   -- Tax Revenue Anticipation Note
UPDATE -- Unit Priced Daily Adjustable Tax Exempt Securities
VRDB   -- Variable Rate Demand Bond
VRDN   -- Variable Rate Demand Note

  * Rating (not covered by the report of independent public accountants) -- Moody's when available, otherwise Standard & Poor's.

 ** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1997. The interest rate for all securities with maturity greater than thirteen months has an automatic reset featute resulting in an effective maturity of thirteen months or less.

                       See Notes to Financial Statements.

                                                               Pegasus Funds  15

PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                               INTEREST    FACE        COST
             DESCRIPTION               RATING* RATE***    AMOUNT     (NOTE 2)
             -----------               ------- --------   ------    ---------
MICHIGAN -- 100%
Ann Arbor ECD, Ltd. Obligation,
 5/1/00..............................  **N/R     3.90%  $  575,000 $    575,000
Ann Arbor School District, GO,
 5/1/98..............................  Aa 2      4.75%   5,475,000    5,489,826
Cornell Twp EDC, IDR, 2/6/98.........  A 1+      3.70%   3,600,000    3,600,000
Detroit Sewer Disposal, MBIA, 7/1/98.  Aaa       5.00%   6,000,000    6,032,490
Grand Rapids Water Supply, RFD,
 Series 1988, 1/1/98.................  Aaa      7.875%   5,775,000    5,890,500
Grosse Pointe Public School, TAN, GO,
 4/1/98..............................  MIG 1     4.00%   5,000,000    5,004,357
Holland EDC, VRDB-Thrifty Holland,
 Inc., 3/1/13........................  A 1       3.80%   2,500,000    2,500,000
Kalamazoo Co. EDC, VRDB-Industrial &
 Economic Development WBC Properties
 Ltd., 9/1/15........................  **N/R     4.71%   1,000,000    1,000,000
Kalamazoo EDC, Ltd. Obligation,
 5/15/27.............................  A 1+      3.95%   3,000,000    3,000,000
Kent Hospital, VRDB-Butterworth
 Hospital, 1/15/20...................  VMIG 1    3.65%   3,200,000    3,200,000
Meridian EDC Ltd. Obligation VRDB-
 Hannah
 Technologies, 11/15/14..............  A 1+      4.05%   2,400,000    2,400,000
Michigan Comprehensive Transportation
 Revenue Bond, RFD, State of
 Refunding Series 1988-I, 9/1/98.....  AA-      7.625%   3,000,000    3,121,549
Michigan Higher Education Student
 Loan, AMT,
 AMBAC, Series XII-D, 10/1/15........  VMIG 1    3.75%   3,100,000    3,100,000
Michigan Municipal Bond Authority,
 RFD, School
 Group 14, 5/1/98....................  AAA       7.80%   1,890,000    1,951,317
Michigan Municipal Bond Authority
 Revenue, 9/18/98....................  SP 1+     4.50%   1,400,000    1,405,754
Michigan State Building Authority,
 10/15/98............................  AA-       4.50%   5,000,000    5,025,885
Michigan State Hospital, VRDB-
 Hospital Equipment Loan Program,
 Series A, 12/1/23...................  VMIG 1    3.80%   2,900,000    2,900,000
Michigan State HDA, CP, AMT, 2/12/98.  VMIG 1    3.75%   5,000,000    5,000,000
Michigan State HDA, Ltd. Obligation
 VRDB:
 Laurel Valley, 12/1/07..............  VMIG 1    3.65%     700,000      700,000
 Woodland Meadows, 3/1/13............  VMIG 1    3.85%   2,000,000    2,000,000
Michigan State HDA, Series B, 4/1/19.  VMIG 1    3.70%   1,100,000    1,100,000
Michigan State Strategic, CP, 3/2/98.  P 1       3.75%   3,500,000    3,500,000
Michigan State Strategic Fund Ltd.
 Obligation, 10/1/01.................  Aa 2      4.26%   2,000,000    2,000,000
Michigan State Strategic Fund Ltd.
 Obligation, AMT:
 VRDB-United Waste System, Inc.,
  4/1/10.............................  VMIG 1    3.80%   4,700,000    4,700,000
 VRDB-Dennenlease LC Project, 4/1/10.  **N/R     4.35%   2,015,000    2,015,000
 VRDB-Ironwood Plastics, Inc.,
  11/1/11............................  **N/R     4.35%   1,155,000    1,155,000
 VRDB-Saginaw Products Corp., 9/1/17.  **N/R     4.30%   2,800,000    2,800,000
 VRDB-Autocam Corp., 12/1/17.........  **N/R     4.10%   3,000,000    3,000,000
 VRDB-Quincy Str. Inc., 12/1/22......  **N/R     4.30%   1,950,000    1,950,000
Michigan State Strategic Fund, IDR,
 VRDB-Trust Co., Series C, 10/1/11...  Aa 3      4.30%   1,500,000    1,500,000
Michigan State Strategic Fund, PCR,
 VRDN-Consumers Power Co., 9/1/00....  A 1+      3.85%   3,000,000    3,000,000
Michigan Underground, CP, 2/5/98.....  P 1       3.75%   4,500,000    4,500,000

                       See Notes to Financial Statements.

16  Pegasus Funds

PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
Regents of the University of
 Michigan, CP,
 1/13/98.............................  A 1+     3.75%   $ 2,000,000 $  2,000,000
 1/14/98.............................  A 1+     3.75%     2,500,000    2,500,000
Wayne Charter Co. Airport, AMT, VRDB,
 Series A, 12/1/16...................  VMIG 1   3.75%     3,800,000    3,800,000
                                                                    ------------
TOTAL INVESTMENTS....................                               $103,416,678
                                                                    ============

                            INVESTMENT ABBREVIATIONS
AMT    -- Alternative Minimum Tax
AMBAC  -- AMBAC Indemnity Corp.
BIGI   -- Bond Investors Guaranty Insurance Co.
CP     -- Commercial Paper
EDC    -- Economic Development Corporation
EDR    -- Economic Development Revenue
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Securities Assurance Corp.
GO     -- General Obligation
HCFA   -- Health Care Facilities
HR     -- Housing Revenue
HDA    -- Housing Development Authority
HFA    -- Housing Finance Authority
IDA    -- Industrial Development & Export Authority
IDR    -- Industrial Development Revenue
MBIA   -- Municipal Bond Insurance Association
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
RFD    -- Pre-Refunded Bond
TAN    -- Tax Anticipation Note
TRAN   -- Tax Revenue Anticipation Note
UPDATE -- Unit Priced Daily Adjustable Tax-Exempt Securities
VRDB   -- Variable Rate Demand Bond
VRDN   -- Variable Rate Demand Note

  * Rating (not covered by the report of independent public accountants.) -- Moody's when available, otherwise Standard & Poor's.

 ** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1997. The interest rate for all securities with maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.


                       See Notes to Financial Statements.

                                                               Pegasus Funds  17

                      [THIS PAGE INTENTIONALLY LEFT BLANK]





18  Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1)  GENERAL

 The Pegasus Funds (Pegasus) was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940 (the
Act), as amended, as an open-end investment company. As of December 31, 1997, Pegasus consisted of twenty-nine separate portfolios of which there were four money market funds (the Money Market Funds or the Funds), as described below.

          PEGASUS MONEY MARKET FUND
          PEGASUS TREASURY MONEY MARKET FUND
          PEGASUS MUNICIPAL MONEY MARKET FUND
          PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND

 The Money Market Funds commenced operations on January 4, 1988, except for the Michigan Municipal Money Market Fund and the Treasury Money Market Fund, which commenced operations on January 23, 1991 and January 1, 1993, respectively.

 On September 14, 1996, the Pegasus Money Market Funds (formerly The Woodward Money Market Funds) acquired all the net assets of the Prairie Money Market Funds pursuant to an Agreement and Plan of Reorganization (the "Plan"). Shareholders of each reorganizing portfolio approved the Plan which called for the transfer of the assets, subject to the liabilities, of each Prairie Fund to the corresponding Pegasus Fund. The Plan also called for the issuance of shares by the Pegasus Fund to the shareholders of the corresponding Prairie Fund, such shares being equal in value to the net assets so transferred.

 In accordance with generally accepted accounting principles, the historical cost of investment securities was carried forward to the surviving fund (the Pegasus Fund which is the accounting survivor for performance measurement purposes as noted in the table that follows) and the results of operations for precombination periods for the surviving fund were not restated. The financial statements do not reflect the expenses of the reorganization. The combination of the funds was treated as a tax free business combination and accordingly was accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The following table sets forth the name of the surviving fund (for the number of shares issued in connection with the various mergers and the net assets transferred, see Note 5):

           FORMER WOODWARD FUND(S)           FORMER PRAIRIE FUND           CURRENT PEGASUS FUND
-----------------------------------------------------------------------------------------------------
      *Money Market                      Money Market                 Money Market
      *Treasury Money Market and
       Government Money Market           U.S. Government Money Market Treasury Money Market
      *Tax Exempt Money Market           Municipal Money Market       Municipal Money Market
      *Michigan Tax Exempt Money Market                               Michigan Municipal Money Market

      *Surviving fund for accounting and performance measurement purposes

 On the date of reorganization, capital loss carryforwards were transferred from the non-surviving funds in the amounts of $15,985 and $53,652 for the Treasury Money Market and Municipal Money Market Funds, respectively.

 The Pegasus Money Market Funds (except for the Money Market Fund which offers Class A, Class B, and Class I shares) each offer Class A shares and Class I shares. Class A shares, Class B shares and Class I shares are substantially the same except that Class A shares are not subject to any sales charge and are subject to a shareholder services fee pursuant to the Shareholder Services Plan. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption and are subject to fees charged pursuant to a distribution plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholder Services Plan. Class I shares are not subject to any sales charge, shareholder services fees or distribution 12b-1 fees.

                                                               Pegasus Funds  19

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(2)  SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies followed by the Money Market Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Investments
  Pursuant to Rule 2a-7 of the Act, the Money Market Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

 Investment security purchases and sales are accounted for on the trade date. Realized gains or losses from security transactions are recorded on the identified cost basis.

 Pegasus invests in securities subject to repurchase agreements. First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

 The Municipal and Michigan Municipal Money Market Funds invest in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

 Investment Income
  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code, as amended (the
Code), and generally accepted accounting principles.

 Federal Income Taxes
  It is Pegasus' policy to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

 As of December 31, 1997 the Funds have capital loss carryforwards and related expiration dates as follows:

          FUND             1999   2001   2002    2003    2004    2005    TOTAL
-------------------------------------------------------------------------------
Treasury Money Market
 Fund                     $   -- $   -- $16,000 $    -- $ 1,000 $    -- $17,000
Municipal Money Market
 Fund                      1,000  2,000   1,000  36,000  14,000   2,000  56,000
Michigan Municipal Money
 Market                       --     --      --      --   1,000      --   1,000

20  Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

 Shareholder Dividends
  On each business day except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly.

 Distributions from net realized capital gains, if any, are normally declared annually and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

 Deferred Organization Costs
  Organization costs are being amortized on a straight-line basis over the five-year period beginning with the commencement of operations of each portfolio.

 Expenses
  Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the funds or a change in expectations as to the level of actual expenses.

 Multiple Classes of Capital Shares of Beneficial Interest
  Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares of the Pegasus Money Market Fund are available only to the holders of Class B shares in the Pegasus non-money market funds who wish to exchange their shares in such funds for shares in the Pegasus Money Market Fund. Class B shares of the Pegasus Money Market Fund will automatically convert to Class A shares at the time the exchanged shares would have converted.

(3) INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each of the Money Market Fund's investments for a monthly fee computed daily and payable monthly, expressed as a percentage of each Money Market Fund's average daily net assets, of 0.30% of the first $1.0 billion, 0.275% of the next $1.0 billion and 0.25% of each such Money Market Fund's average daily net assets in excess of $2.0 billion.

 Pegasus has a Co-Administration Agreement with FCNIMCO and BISYS Fund Services (BISYS or Distributor) (collectively the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Money Market Fund's operations for an administration fee, at an annual rate of 0.15% of each Money Market Fund's average daily net assets.

 BISYS serves as Pegasus' principal underwriter and distributor of the Funds' shares. NBD Bank (an affiliate of FCNIMCO) is also compensated for its services as Pegasus' custodian and is reimbursed for certain out-of-pocket expenses incurred on behalf of Pegasus. See Note 4 for a summary of fee rates and expenses pursuant to these agreements.

                                                               Pegasus Funds  21

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(4) EXPENSES
 For the year ended December 31, 1997, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's average daily net assets):

                                                         MICHIGAN
                               TREASURY    MUNICIPAL    MUNICIPAL
                MONEY MARKET MONEY MARKET MONEY MARKET MONEY MARKET
                    FUND         FUND         FUND         FUND
-------------------------------------------------------------------
CLASS A SHARES      0.75%        0.75%        0.75%        0.75%
CLASS B SHARES      1.50%         N/A          N/A          N/A
CLASS I SHARES      0.50%        0.50%        0.50%        0.50%

 Pegasus maintains an unfunded, nonqualified deferred compensation plan. This plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

 The Funds' Class A shares and Class B shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay the Distributor a fee, at an annual rate of 0.25% of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents which may include FCNIMCO and their affiliates. For the year ended December 31, 1997, the Money Market Funds paid the following amounts under the Plan:

                                    AMOUNTS PAID
------------------------------------------------
       Money Market Fund             $2,075,764
       Treasury Money Market Fund       473,261
       Municipal Money Market Fund      463,609
       Michigan Municipal Money
        Market Fund                     143,515

The Money Market Fund's Class B shares have a distribution plan adopted pursuant to Rule 12b-1 under the Act (the "12b-1 Plan") pursuant to which the Money Market Fund has agreed to pay the Distributor for advertising, marketing and distributing Class B shares of the Money Market Fund at an annual rate of 0.75% of the average daily net assets of the Money Market Fund's outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCNIMCO and their affiliates with respect to these services. For the year ended December 31, 1997, the Money Market Fund paid $2,984 under the 12b-1 Plan which was retained by the Distributor.

22  Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(5)  CAPITAL SHARE TRANSACTIONS

 Transactions in shares of the Funds are summarized below:

                                                       MONEY MARKET FUND
                                 ---------------------------------------------------------------------------
                                       For the year ended               For the year ended
                                       December 31, 1997                December 31, 1996
                                 ---------------------------------------------------------------------------
                                     Amount           Shares          Amount               Shares
------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued                    $ 4,662,663,756   4,662,663,756  $ 6,364,896,910       6,364,896,910
Shares Reclassified                           --              --     (648,644,214)       (648,644,214)
Shares Issued in Connection
 with Merger                                  --              --      400,921,734         400,921,734
Dividends Reinvested                  39,487,594      39,487,594       24,864,635          24,864,635
Shares Redeemed                   (4,456,727,929) (4,456,727,929)  (7,053,339,291)     (7,053,339,291)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)          $   245,423,421     245,423,421  $  (911,300,226)       (911,300,226)
------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares Issued                    $     3,505,576       3,505,576  $       220,732(/1/)        220,732(/1/)
Shares Issued in Connection
 with Merger                                  --              --          130,798             130,798
Dividends Reinvested                      24,606          24,606            2,577               2,577
Shares Redeemed                       (3,334,960)     (3,334,960)        (211,066)           (211,066)
------------------------------------------------------------------------------------------------------------
Net increase                     $       195,222         195,222  $       143,041             143,041
------------------------------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued                    $ 5,021,318,728   5,021,318,728  $ 8,498,930,024(/2/)  8,498,930,024(/2/)
Shares Reclassified                           --              --      648,644,214         648,644,214
Shares Issued in Connection
 with Merger                                  --              --               --                  --
Dividends Reinvested                  20,279,977      20,279,977        9,879,060           9,879,060
Shares Redeemed                   (5,539,038,130) (5,539,038,130)  (7,442,140,839)     (7,442,140,839)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)          $  (497,439,425)   (497,439,425) $ 1,715,312,459       1,715,312,459
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund  $  (251,820,782)   (251,820,782) $   804,155,274         804,155,274
------------------------------------------------------------------------------------------------------------
                                                   TREASURY MONEY MARKET FUND
                                 ---------------------------------------------------------------------------
                                       For the year ended                For the year ended
                                       December 31, 1997                 December 31, 1996
                                 ---------------------------------------------------------------------------
                                     Amount           Shares           Amount               Shares
------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued                    $ 1,093,249,460   1,093,249,460  $  3,820,123,799        3,820,139,784
Shares Reclassified                           --              --    (1,072,297,258)      (1,072,297,258)
Shares Issued in Connection
 with Merger                                  --              --       159,726,471          159,726,471
Dividends Reinvested                   8,689,041       8,689,041         5,610,939            5,610,939
Shares Redeemed                   (1,082,286,729) (1,082,286,729)   (3,626,460,674)      (3,626,460,674)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)          $    19,651,772      19,651,772  $   (713,296,723)        (713,280,738)
------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares Issued                                 --              --                --                   --
Shares Issued in Connection
 with Merger                                  --              --                --                   --
Dividends Reinvested                          --              --                --                   --
Shares Redeemed                               --              --                --                   --
------------------------------------------------------------------------------------------------------------
Net increase                                  --              --                --                   --
------------------------------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued                    $ 3,634,998,084   3,634,998,084  $ 10,750,575,944(/2/)  10,750,575,944(/2/)
Shares Reclassified                           --              --     1,072,297,258        1,072,297,258
Shares Issued in Connection
 with Merger                                  --              --       282,078,668          282,078,668
Dividends Reinvested                   4,928,721       4,928,721         5,056,096            5,056,096
Shares Redeemed                   (3,949,857,520) (3,949,857,520)  (11,054,404,367)     (11,054,404,367)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)          $  (309,930,715)   (309,930,715) $  1,055,603,599        1,055,603,599
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund  $  (290,278,943)   (290,278,943) $    342,306,876          342,322,861
------------------------------------------------------------------------------------------------------------

(1) For the period September 14, 1996 (initial offering date of Class B Shares) through December 31, 1996.
(2) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

                                                               Pegasus Funds  23

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(5)CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                  MUNICIPAL MONEY MARKET FUND
                                 ------------------------------------------------------------------------
                                       For the year ended               For the year ended
                                       December 31, 1997                December 31, 1996
                                 ------------------------------------------------------------------------
                                     Amount           Shares          Amount               Shares
---------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued                    $   489,667,505     489,667,505  $ 1,174,088,220       1,174,141,872
Shares Reclassified                           --              --     (452,842,722)       (452,842,722)
Shares Issued in Connection
 with Merger                                  --              --      281,427,973         281,427,973
Dividends Reinvested                   5,398,206       5,398,206        3,498,925           3,498,925
Shares Redeemed                     (472,764,413)   (472,764,413)  (1,388,360,065)     (1,388,360,065)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)          $    22,301,298      22,301,298  $  (382,187,669)       (382,134,017)
----------------------------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued                    $ 1,737,844,432   1,737,844,432  $ 2,111,312,185(/1/)  2,111,312,185(/1/)
Shares Reclassified                           --              --      452,842,722         452,842,722
Dividends Reinvested                     615,941         615,941          668,549             668,549
Shares Redeemed                   (1,845,603,982) (1,845,603,982)  (1,932,885,709)     (1,932,885,709)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)          $  (107,143,609)   (107,143,609) $   631,937,747         631,937,747
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund  $   (84,842,311)    (84,842,311) $   249,750,078         249,803,730
----------------------------------------------------------------------------------------------------------
                                         MICHIGAN MUNICIPAL MONEY MARKET FUND
                                 -----------------------------------------------------------------
                                     For the year ended           For the year ended
                                     December 31, 1997            December 31, 1996
                                 -----------------------------------------------------------------
                                    Amount         Shares        Amount             Shares
----------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued                    $ 151,616,093   151,616,093  $ 226,255,283       226,255,283
Shares Reclassified                         --            --    (27,136,751)      (27,136,751)
Shares Issued in Connection
 with Merger                                --            --             --                --
Dividends Reinvested                 1,604,993     1,604,993      2,098,227         2,098,227
Shares Redeemed                   (196,108,154) (196,108,154)  (251,184,243)     (251,184,243)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)          $ (42,887,068)  (42,887,068) $ (49,967,484)      (49,967,484)
----------------------------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued                    $ 233,991,240   233,991,240  $ 134,715,695(/1/)  134,715,695(/1/)
Shares Reclassified                         --            --     27,136,751        27,136,751
Dividends Reinvested                    83,422        83,422        128,176           128,176
Shares Redeemed                   (208,707,516) (208,707,516)  (112,459,559)     (112,459,559)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)          $  25,367,146    25,367,146  $  49,521,063        49,521,063
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund  $ (17,519,922)  (17,519,922) $    (446,421)         (446,421)
----------------------------------------------------------------------------------------------------------

(1) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

24  Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
(6)  PORTFOLIO COMPOSITION

 Although the Municipal Money Market Fund has a diversified investment portfolio, the Fund has investments in excess of 10% of its total investments in the State of Texas. The Michigan Municipal Money Market Fund does not have a diversified portfolio since 100% of its investments are within the State of Michigan. Such concentrations within a particular state may subject the fund more significantly to economic changes occurring within that state.

(7)  ILLIQUID SECURITIES

 The Pegasus Money Market Funds may invest not more than 10% of the value of their net assets in securities that are illiquid. Illiquid investments may include securities having legal or contractual restrictions on resale or no readily available market. At December 31, 1997, the Pegasus Money Market Fund owned the following restricted securities (constituting 6.5% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the discretion of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                                      DECEMBER 31,
                                     ACQUISITION     PAR      VALUE       1997      PERCENTAGE
             SECURITY                   DATE        VALUE    PER UNIT    VALUE     OF NET ASSETS     COST
-------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company        4/18/95   $10,000,000  $1.00   $ 10,000,000      0.5%     $ 10,000,000
Commonwealth Life Insurance Company    4/18/95     5,000,000   1.00      5,000,000      0.2         5,000,000
Travelers Life Insurance Company      11/06/97    25,000,000   1.00     25,000,000      1.2        25,000,000
Peoples Security Life Insurance
 Company                              04/18/95    10,000,000   1.00     10,000,000      0.5        10,000,000
SunAmerica Life Insurance Company     07/01/97    14,000,000   1.00     14,000,000      0.6        14,000,000
SunAmerica Life Insurance Company      4/18/95    25,000,000   1.00     25,000,000      1.2        25,000,000
Transamerica Life Insurance and
 Annuity Company                      12/09/96    50,000,000   1.00     50,000,000      2.3        50,000,000
-------------------------------------------------------------------------------------------------------------
                                                                      $139,000,000      6.5%     $139,000,000
-------------------------------------------------------------------------------------------------------------


                                                               Pegasus Funds  25

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Money Market Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements.
These financial highlights have been derived from the financial statements of the Money Market Funds and other information for the periods presented.

           NET ASSET             NET REALIZED             DISTRIBUTIONS
             VALUE      NET     AND UNREALIZED TOTAL FROM   FROM NET
           BEGINNING INVESTMENT   LOSSES ON    INVESTMENT  INVESTMENT       TOTAL
           OF PERIOD   INCOME    INVESTMENTS   OPERATIONS    INCOME     DISTRIBUTIONS
           --------- ---------- -------------- ---------- ------------- -------------
MONEY MARKET FUND
CLASS A
 SHARES
December
 31, 1997   1.0000     0.0491         --         0.0491     (0.0491)      (0.0491)
December
 31, 1996   1.0000     0.0488         --         0.0488     (0.0488)      (0.0488)
December
 31, 1995   1.0000     0.0549         --         0.0549     (0.0549)      (0.0549)
December
 31, 1994   1.0000     0.0378         --         0.0378     (0.0378)      (0.0378)
December
 31, 1993   1.0000     0.0281         --         0.0281     (0.0281)      (0.0281)
CLASS B
 SHARES
December
 31, 1997   1.0000     0.0421         --         0.0421     (0.0421)      (0.0421)
December
 31,
 1996(/1/)  1.0000     0.0117         --         0.0117     (0.0117)      (0.0117)
CLASS I
 SHARES
December
 31, 1997   1.0000     0.0516         --         0.0516     (0.0516)      (0.0516)
December
 31,
 1996(/2/)  1.0000     0.0373         --         0.0373     (0.0373)      (0.0373)
-------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
CLASS A
 SHARES
December
 31, 1997   0.9999     0.0481         --         0.0481     (0.0481)      (0.0481)
December
 31, 1996   1.0000     0.0474      (0.0001)      0.0473     (0.0474)      (0.0474)
December
 31, 1995   1.0000     0.0539         --         0.0539     (0.0539)      (0.0539)
December
 31, 1994   1.0000     0.0370         --         0.0370     (0.0370)      (0.0370)
December
 31, 1993   1.0000     0.0273         --         0.0273     (0.0273)      (0.0273)
CLASS I
 SHARES
December
 31, 1997   1.0000     0.0507         --         0.0507     (0.0507)      (0.0507)
December
 31,
 1996(/2/)  1.0000     0.0361         --         0.0361     (0.0361)      (0.0361)
-------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
CLASS A
 SHARES
December
 31, 1997   0.9997     0.0296         --         0.0296     (0.0296)      (0.0296)
December
 31, 1996   1.0000     0.0295      (0.0003)      0.0292     (0.0295)      (0.0295)
December
 31, 1995   1.0000     0.0335         --         0.0335     (0.0335)      (0.0335)
December
 31, 1994   1.0000     0.0242         --         0.0242     (0.0242)      (0.0242)
December
 31, 1993   1.0000     0.0196         --         0.0196     (0.0196)      (0.0196)
CLASS I
 SHARES
December
 31, 1997   1.0000     0.0322      (0.0001)      0.0321     (0.0322)      (0.0322)
December
 31,
 1996(/2/)  1.0000     0.0232         --         0.0232     (0.0232)      (0.0232)
-------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
CLASS A
 SHARES
December
 31, 1997   1.0000     0.0296         --         0.0296     (0.0296)      (0.0296)
December
 31, 1996   1.0000     0.0289         --         0.0289     (0.0289)      (0.0289)
December
 31, 1995   1.0000     0.0329         --         0.0329     (0.0329)      (0.0329)
December
 31, 1994   1.0000     0.0235         --         0.0235     (0.0235)      (0.0235)
December
 31, 1993   1.0000     0.0181         --         0.0181     (0.0181)      (0.0181)
CLASS I
 SHARES
December
 31, 1997   1.0000     0.0321         --         0.0321     (0.0321)      (0.0321)
December
 31,
 1996(/2/)  1.0000     0.0225         --         0.0225     (0.0225)      (0.0225)
-------------------------------------------------------------------------------------

(/1/) For the period September 14, 1996 (initial offering of Class B Shares) through December 31, 1996.
(/2/) For the period March 30, 1966 (initial offering date of Class I Shares) through December 31, 1996.

+ Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

26  Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------

                                                                             RATIO OF
                                                                             EXPENSES
                                                             RATIO OF NET TO AVERAGE NET
                                                 RATIO OF     INVESTMENT      ASSETS
                                NET ASSETS       EXPENSES     INCOME TO     (EXCLUDING
NET ASSET VALUE                END OF PERIOD  TO AVERAGE NET AVERAGE NET  FEE WAIVERS AND
 END OF PERIOD   TOTAL RETURN (000'S OMITTED)     ASSETS        ASSETS    REIMBURSEMENTS)
---------------  ------------ --------------- -------------- ------------ ---------------
    1.0000          5.04%          973,821        0.74%         4.90%          0.74%
    1.0000          4.99%          728,397        0.63%         4.87%           --
    1.0000          5.63%        1,639,695        0.51%         5.49%           --
    1.0000          3.86%        1,320,040        0.47%         3.78%           --
    1.0000          2.85%        1,326,693        0.49%         2.81%           --
    1.0000          4.29%              338        1.49%         4.15%          1.49%
    1.0000          4.70%+             143        1.48%+        3.99%+          --
    1.0000          5.29%        1,217,873        0.49%         5.15%          0.49%
    1.0000          5.06%+       1,715,313        0.51%+        4.99%+          --
-----------------------------------------------------------------------------------------
    0.9999          4.92%          234,050        0.70%         4.80%           --
    0.9999          4.83%          214,398        0.56%         4.82%           --
    1.0000          5.53%          927,696        0.53%         5.39%           --
    1.0000          3.77%          785,694        0.50%         3.70%           --
    1.0000          2.77%          854,873        0.50%         2.73%           --
    1.0000          5.18%          745,673        0.45%         5.05%           --
    1.0000          4.89%+       1,055,804        0.53%+        4.85%+          --
-----------------------------------------------------------------------------------------
    0.9997          3.01%          204,527        0.73%         2.96%           --
    0.9997          2.96%          182,226        0.60%         2.97%           --
    1.0000          3.41%          564,413        0.53%         3.35%           --
    1.0000          2.45%          550,736        0.51%         2.42%           --
    1.0000          1.98%          498,706        0.51%         1.96%           --
    0.9999          3.26%          524,793        0.48%         3.21%           --
    1.0000          3.13%+         631,938        0.51%+        3.06%+          --
-----------------------------------------------------------------------------------------
    1.0000          3.00%           29,202        0.75%         2.95%          0.79%
    1.0000          2.93%           72,089        0.74%         2.87%          0.77%
    1.0000          3.32%          122,057        0.69%         3.30%          0.76%
    1.0000          2.38%           78,640        0.67%         2.35%          0.75%
    1.0000          1.83%           52,557        0.65%         1.81%           --
    1.0000          3.26%           74,888        0.50%         3.20%          0.54%
    1.0000          3.03%+          49,521        0.59%+        3.02%+         0.62%+


--------------------------------------------------------------------------------

                                                               Pegasus Funds  27

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
 the Pegasus Money Market Funds:

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Money Market Funds of the PEGASUS FUNDS (comprising, as indicated in Note 1, the Money Market, Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods then ended and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1997, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Money Market Funds of the Pegasus Funds as of December 31, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the periods then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP
Detroit, Michigan,
 February 17, 1998.

28  Pegasus Funds